Cover Page	Sep. 24, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001035443
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	ALEXANDRIA REAL ESTATE EQUITIES, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-12993
Entity Tax Identification Number	95-4502084
Entity Address, Address Line One	26 North Euclid Avenue
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91101
City Area Code	626
Local Phone Number	578-0777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	ARE
Security Exchange Name	NYSE